As filed with the Securities and Exchange Commission May 2, 2024

File Nos. 033-31326 and 811-05878

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No._____

Post-Effective Amendment No. 72	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 73	[X]

FRANKLIN VALUE INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Alison E. Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on May 22, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[x]

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Franklin Microcap Value Fund, a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 72 to the Registration Statement, relating only to the Franklin Microcap Value Fund series of the Registrant (the “Fund”), is being filed for the sole purpose of designating May 22, 2024 as the new date upon which Post-Effective Amendment No. 71, as filed on March 4, 2024 (Accession # 0001741773-24-001099), (“PEA 71”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 71, are incorporated herein by reference in their entirety into this filing.

FRANKLIN VALUE INVESTORS TRUST
FILE NOS. 033-31326 and 811-05878

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust dated May 17, 2018

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 21, 2018

(b) By-Laws

(i) Amended and Restated By-Laws dated May 17, 2018 Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: December 21, 2018

(c) Instruments Defining rights of Securities Holders

(i) Amended and Restated Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions and Redemptions and Transfers
(d) Article VIII, Certain Transactions - Section 4
(e) Article X, Miscellaneous - Section 4

(ii) Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports- Section 1, 2 and 3
(c) Article VII, General Matters Section 3, 4, 6 and 7
(d) Article VIII Amendments - Section 1

(iii) Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Amended and Restated Management Agreement dated November 1, 2018 between Registrant on behalf of Franklin Mutual U.S.Mid Cap Value Fund (formerly, Franklin Balance Sheet Investment Fund) and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 21, 2018

(ii)

Amended and Restated Management Agreement dated November 1, 2018 Between Registrant on behalf of Franklin Mutual Microcap Value Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 21, 2018

(iii) Amended and Restated Management Agreement dated November 1, 2018 between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: December 21, 2018

(iv)

Assignment and Assumption Agreement dated November 1, 2018, by and between Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC on behalf of Franklin Mutual U.S. Mid Cap Value Fund (Formerly, Franklin Mutual U.S. Value Fund)

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2020

(v)

Assignment and Assumption Agreement dated November 1, 2018, by and between Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC on behalf of Franklin MicroCap Value Fund

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2020

(vi)

Assignment and Assumption Agreement dated November 1, 2018, by and between Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC on behalf of Franklin Small Cap Value Fund

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2020

(vii)	Amendment to Investment Management Agreements dated May 14, 2020
Filing: Post-Effective Amendment No. 64 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 26, 2021

(e) Underwriting contracts

(i)

Form of Distribution Agreement between Registrant and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2023

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Global Custody Agreement between the Registrant and JPMorgan Chase Bank dated March 1, 2020

Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2024

(ii)

Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase Bank dated July 15, 2020

Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2024

(iii)

Second Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated March 12, 2021

Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2024

(iv)

Third Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated August 11, 2021

Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2024

(v)

Fourth Joinder to Global Custody Agreement dated February 15, 2023, between the Registrant and JPMorgan Chase effective March 31, 2023

Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2024

(h) Other Material Contracts

(i)

Subcontract for Fund Administrative Services dated November 1, 2018 between Franklin Mutual Advisers, LLC on behalf of Franklin Value Investors Trust (Franklin Mutual U.S. Mid Cap Value Fund (formerly Franklin Mutual U.S. Value Fund), Franklin MicroCap Value Fund and Franklin Small Cap Value Fund) and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2019

(ii)

Second Amended and Restated Transfer Agent and Shareholder Services Agreement dated October 1, 2022 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2023

(iii)	Amendment to Fund Services Agreement dated January 22, 2020, as amended July 15, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A. on behalf of the Registrant
Filing: Post-Effective Amendment No. 64 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 26, 2021

(iv)

Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A. on behalf of the Registrant

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(v)

Amendment to Fund Services Agreement effective January 29, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2023

(vi)

Third Amendment to Fund Services Agreement dated March 12, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2023

(vii)

Fourth Amendment to Fund Services Agreement effective September 1, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2023

(viii)

Fifth Amendment to Fund Services Agreement dated June 10, 2022 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2023

(ix) Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 24, 2023

(x) Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020 Filing: Post-Effective Amendment No. 64 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2021

(xi)

Fee Waiver and/or Expense Reimbursement revised August 2023 for Schedule A and B

Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2024

(xii)

Transfer Agent and Shareholder Services Agreement revised October 1, 2023 for Schedule A

Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2024

(i) Legal Opinion

(i) Opinion and Consent of Counsel dated October 30, 2015 Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: November 2, 2015

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)

Letter of Understanding relating to Initial Capital of Franklin Mutual U.S. Mid Cap Value Fund (Formerly, Franklin Mutual U.S. Value Fund) dated November 17, 1989

Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 21, 1995

(ii)

Letter of Understanding relating to Initial Capital of Franklin MicroCap Value Fund dated November 29, 1995

Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A

File No. 033-31326

Filing date: December 1, 1995

(iii)

Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund dated December 4, 1995

Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A

File No. 033-31326

Filing date: March 8, 1996

(iv)

Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund - Class C dated August 30, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2004

(m) Rule 12b-1 Plan

(i)

Class A Amended and Restated Distribution Plan between the Registrant on behalf of Franklin Mutual U.S. Mid Cap Value Fund (Formerly, Franklin Mutual U.S. Value Fund) and Franklin Distributors, LLC dated July 7, 2021.

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(ii)

Class A Amended and Restated Distribution Plan between the Registrant on behalf of Franklin Microcap Value Fund and Franklin Distributors, LLC dated July 7, 2021.

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(iii)

Class A Amended and Restated Distribution Plan between the Registrant on behalf of Franklin Small Cap Value Fund and Franklin Distributors, LLC dated July 7, 2021.

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(iv)

Class C Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual U.S. Mid Cap Value Fund (Formerly, Franklin Mutual U.S. Value Fund) and Franklin Small Cap Value Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(v)

Class R Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual U.S. Mid Cap Value Fund (Formerly, Franklin Mutual U.S. Value Fund) and Franklin Small Cap Value Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(n) Rule 18f-3 Plan

(i)

Amended Multiple Class Plan on behalf of Franklin Mutual U.S. Mid Cap Value Fund (Formerly, Franklin Mutual U.S. Value Fund) dated July 7, 2021.

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(ii)	Amended Multiple Class Plan on behalf of Franklin MicroCap Value Fund dated July 7, 2021. Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326 Filing Date: February 26, 2022

(iii)

Amended Multiple Class Plan on behalf of Franklin Small Cap Value Fund dated July 7, 2021.

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2022

(p) Code of Ethics

(i)	Code of Ethics dated January 1, 2023 Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 24, 2023

(q) Power of Attorney

(i)	Power of Attorney dated January 2, 2024 Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2024

Item 29. Persons Controlled by or under Common Control with Registrant

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Franklin Mutual Advisers, LLC

Franklin Mutual Advisers, LLC (Mutual Advisers), the Registrant’s investment manager, is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources). The officers of Mutual Advisers also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 80153068), incorporated herein by reference, which sets forth the officers of Mutual Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

(a) Franklin Distributors, LLC (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

Legg Mason ETF Investment Trust

Legg Mason ETF Investment Trust II

Legg Mason Global Asset Management Trust

Legg Mason Partners Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Money Market Trust

Western Asset Funds, Inc.

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder service agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused, this Registration Statement to be signed on its behalf by the undersigned, pursuant to thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of May, 2024.

FRANKLIN VALUE INVESTORS TRUST

(Delaware statutory trust)

(Registrant)

By: /s/Alexander Y. Kymn

Alexander Y. Kymn

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Christian K. Correa* Christian K. Correa	President, Chief Executive Officer-Investment Management Dated: May 1, 2024

Christopher Kings* Christopher Kings	Chief Executive Officer – Finance and Administration Dated: May 1, 2024

Jeffrey W. White* Jeffrey W. White	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: May 1, 2024

Ann Torre Bates*	Trustee
Ann Torre Bates	Dated: May 1, 2024

Jan Hopkins Trachtman*	Trustee
Jan Hopkins Trachtman	Dated: May 1, 2024

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: May 1, 2024

Jennifer M. Johnson*	Trustee
Jennifer M. Johnson	Dated: May 1, 2024

Keith E. Mitchell*	Trustee
Keith E. Mitchell	Dated: May 1, 2024

David W. Niemiec* David W. Niemiec	Trustee Dated: May 1, 2024

Valerie M. Williams*	Trustee
Valerie M. Williams	Dated: May 1, 2024

*By: /s/Alexander Y. Kymn

Alexander Y. Kymn

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN VALUE INVESTORS TRUST
REGISTRATION STATEMENT

EXHIBIT NO.	DESCRIPTION
None